Law Offices

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, NW, Suite 500

Washington, DC 20036

202.822.9611

Direct Dial - (202) 419-8402

1933 Act Rule 497(e)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

March 16, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”) SEC File Nos. 002-73024 and 811-03213 Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus dated May 1, 2011, and revised as of February 29, 2012, relating to the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index Fund, series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on February 29, 2012 (Accession Number: 0001512578-12-000036).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman